Atlantic Acquisition (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [line items]
Schedule of allocation of total purchase price to net assets acquired [Table Text Block]
Current assets	$671,709
Plant and equipment	12,898,994
Land	662,910
Building	4,576,290
Sales taxes refunds	75,780
Intangible assets*	696,192
Goodwill**	13,154,585
Accounts payable	(3,198,591)
Long-term debt	(10,978,065)
Net assets acquired	$18,559,804

Consideration paid	Contingent to April 15, 2021	Closing to March 31, 2022
Closing common shares - 800,000	15,174,278	15,174,278
Milestone common shares - 200,000	3,385,526	2,017,054
Total consideration	$18,559,804	$17,191,332